Note 2 - Acquistions (Details)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 2 - Acquistions (Details) [Line Items]
Number of Developed Franchises Reacquired During Period					23
Number of Undeveloped Franchises Reacquired During the Period					34
Business Combination, Consideration Transferred, Liabilities Incurred					$ 744,350
Number of Reacquired Developed Franchises Operated as Company-owned or Managed Clinics					23
Number of Reacquired Undeveloped Franchises that Have Been Terminated and May Be Relocated				34	34
Deferred Revenue				$ 914,000	$ 914,000
Deferred Franchise Costs				478,200	478,200
Business Combination, Bargain Purchase, Gain Recognized, Amount				384,214	384,214
Business Combination, Measurement Period Ajustment, Goodwill, Increase (Decrease)					130,696
Franchise Fees [Member]
Note 2 - Acquistions (Details) [Line Items]
Deferred Revenue				976,500	$ 976,500
Franchise Rights [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life						7 years
Franchise Rights [Member] | Minimum [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					6 years
Franchise Rights [Member] | Maximum [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					7 years
Customer Relationships [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					2 years	2 years
The Joint RRC Corp [Member]
Note 2 - Acquistions (Details) [Line Items]
Number of Franchises Acquired from Franchisee		6				6
Payments to Acquire Businesses, Gross		$ 900,000				$ 900,000
Number of Franchises to be Operated as Company-Owned from Franchisee Acquistion		4				4
Number of Franchises Re-located of Franchises Acquired from Franchisee		2
Number of Franchises to be Closed		2				2
Number of Undeveloped Franchises Acquired		3				3
Net Purchase Price, Net Deferred Revenue Adjustment	$ 41,100
Business Combination, Consideration Transferred, Net of Deferred Revenue and Deferred Franchise Costs	$ 858,900
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual						$ 0
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						$ 0
The Joint RRC Corp [Member] | Los Angeles County [Member]
Note 2 - Acquistions (Details) [Line Items]
Number of Franchises Acquired from Franchisee		4				4
The Joint RRC Corp [Member] | Franchise Rights [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-lived Intangible Assets Acquired		$ 81,000
Finite-Lived Intangible Asset, Useful Life		7 years
The Joint RRC Corp [Member] | Customer Relationships [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-lived Intangible Assets Acquired		$ 72,000
Finite-Lived Intangible Asset, Useful Life		2 years
Developed and Undeveloped Franchises Reacquired [Member]
Note 2 - Acquistions (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 4,652,525
Business Combination, Consideration Transferred, Net of Deferred Revenue and Deferred Franchise Costs					4,898,575
Business Combination, Consideration Transferred					5,396,875
Business Combination, Consideration Transferred, Liabilities Incurred					744,350
Clinic in Tempe, Arizona [Member]
Note 2 - Acquistions (Details) [Line Items]
Business Combination, Consideration Transferred			$ 25,000
Business Combination, Bargain Purchase, Gain Recognized, Amount				384,214
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member]
Note 2 - Acquistions (Details) [Line Items]
Business Combination, Consideration Transferred					4,898,575
Business Combination, Bargain Purchase, Gain Recognized, Amount					384,214
Business Combination, Acquisition Related Costs					361,997
Business Combination, Measurement Period Adjustments, Property and Equipment, Increase (Decrease)					47,859
Business Combination, Measurement Period Adjustments, Intangible Assets, Increase (Decrease)					72,400
Business Combination, Measurement Period Adjustments, Favorable Leases, Increase (Decrease)					17,469
Business Combination, Measurement Period Adjustments, Deferred Revenue, Increase (Decrease)					(7,032)
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				1,198,397	2,368,866
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				$ (854,948)	(1,209,682)
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member] | Franchise Rights [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-lived Intangible Assets Acquired					$ 1,215,248
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member] | Franchise Rights [Member] | Minimum [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					6 years
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member] | Franchise Rights [Member] | Maximum [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					7 years
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member] | Customer Relationships [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-lived Intangible Assets Acquired					$ 315,793
Finite-Lived Intangible Asset, Useful Life					2 years